Property and equipment, net	12 Months Ended
Dec. 31, 2019
Property and equipment, net
Property and equipment, net

11. Property and equipment, net

Property and equipment, net consists of the following:

	As of
	December 31,
	2018	2019
	RMB	RMB
Office furniture and equipment	2,007	1,774
Computer equipment	7,517	8,812
Servers and network equipment	45,601	51,810
Leasehold improvements	12,539	11,427
Vehicles	575	727
Building	12,512	12,512
Total	80,751	87,062
Accumulated depreciation	(28,429)	(49,179)
Impairment	—	(1,197)
Property and equipment, net	52,322	36,686

The impairment loss of property and equipment were nil,  nil and RMB1,197 for the years ended December 31, 2017, 2018 and 2019, respectively (Note 12).

Depreciation expenses were RMB5,769, RMB14,046 and RMB21,652 for the years ended December 31, 2017, 2018 and 2019, respectively.